LEASES LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 7,200
Lessee, Operating Lease, Liability, Payments, Due Year Two	7,166
Lessee, Operating Lease, Liability, Payments, Due Year Three	6,640
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,711
Lessee, Operating Lease, Liability, Payments, Due Year Five	6,457
Lessee, Operating Lease, Liability, Payments, Due after Year Five	50,504
Total lease payments	84,678
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	20,401
Operating Lease, Liability	$ 64,277	$ 65,799	$ 0	$ 0